INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Income (Loss) Before Income Taxes and Noncontrolling Interest Allocation

The following table summarizes income (loss) before income taxes and non-controlling interest allocation:

	For the year ended	For the year ended
	December 31, 2015	December 31, 2014
United States	$(1,699,557)	$845,290
Foreign	11,135,203	8,251,651
Total	$9,435,646	$9,096,941

Schedule of Significant Components of the Income Tax Provision

Significant components of the income tax provision were as follows:

	For the year ended	For the year ended
Current tax provision	December 31, 2015	December 31, 2014
United States	$-	$-
Foreign	1,761,658	1,213,093
Total	$1,761,658	$1,213,093

	For the year ended	For the year ended
Deferred tax expense (benefit)	December 31, 2015	December 31, 2014
United States	$(319,252)	$-
Foreign	-	155,705
Total	$(319,252)	$155,705

Reconciliation of Effective Income Tax to Statutory Rate

The following table reconciles the statutory rates to the Company’s effective tax rate:

	December 31,	December 31,
	2015	2014
U.S. Statutory rates	34.0%	34.0%
Foreign income not recognized in the U.S.	(35.8)	(33.7)
Foreign income tax rate	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(10.8)	(8.7)
R&D tax credit (1)	(1.6)	(2.0)
Change in valuation allowance	3.1	-
Non-taxable permanent difference (2)	1.5	0.4
Effective tax rate	15.4%	15.0%

(1)	According to PRC tax regulation, 150% of current year R&D expense approved by local tax authority could be deducted from taxable income.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.